Cover	Nov. 07, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2022
Amendment Flag	false
Entity Registrant Name	THE COMMUNITY FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36094
Entity Tax Identification Number	52-1652138
Entity Address, Address Line One	3035 Leonardtown Road,
Entity Address, City or Town	Waldorf
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20601-3112
City Area Code	301
Local Phone Number	645-5601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TCFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000855874
Entity Addresses [Line Items]
Entity Address, City or Town	Waldorf
City Area Code	301
Document Information [Line Items]
Document Period End Date	Nov. 07, 2022